10. Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Junior Subordinated Notes [Abstract]
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 524,696	$ 460,142
Floating rate	4.02%	3.51%